DUE TO RELATED PARTY (Details) - USD ($) $ in Thousands		3 Months Ended	8 Months Ended	12 Months Ended
	Oct. 23, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related party			$ 2,631
GM
Related Party Transaction [Line Items]
Related party expense		$ 2,100	2,600	$ 3,300
Due to related party			$ 2,600
Amounts due to related parties converted to equity	$ 5,900